SHAREHOLDERS' EQUITY (Schedule of Employee Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding at January 1, 2019	60,857
Granted	62,662
Outstanding at December 31, 2019	123,519	60,857
Exercisable at December 31, 2019	25,022
Weighted-average exercise price
Outstanding at January 1, 2019	$ 4.17
Granted	5.12
Outstanding at December 31, 2019	4.65	4.17
Exercisable at December 31, 2019	$ 4.17
Weighted- average remaining contractual life (in months)
Outstanding	111 months	102 months
Granted	107 months
Exercisable at December 31, 2019	102 months
Aggregate intrinsic value
Outstanding	$ 12
Granted	$ 12
Exercisable at December 31, 2019